SCHEDULE OF RELATED PARTY BALANCES (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 SGD ($)
Related Party Transaction [Line Items]
Accounts payable		$ 267,792	$ 993,547	$ 1,310,787
Accounts receivable		216,536	113,395	$ 149,602
HTL Marketing Pte. Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]	2,900	383,100
Accounts payable	[2]	48,324	584,579
New Century Trading (India) Private Limited [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[1]		221
New Century International Homes Pte Ltd [Member]
Related Party Transaction [Line Items]
Amount due from a related party	[3]		553,551
New Century Sofa India Private Limited [Member]
Related Party Transaction [Line Items]
Amount due to related party	[2]		15,362
HTL Furniture (China) Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts payable	[2]	153,967
Hwa Tat Lee Japan Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable	[4]	157,838
HTL Korea Co., Ltd [Member]
Related Party Transaction [Line Items]
Accounts receivable	[4]	$ 18,001

[1]	As of December 31, 2023 and 2024, the balances represented the temporary advances made by the Company for non-trade purpose, which are unsecured, interest-free and due on demand.
[2]	As of December 31, 2023 and 2024, the balances represented trade payable from the purchase of goods under the normal course of business. The amounts are unsecured, interest-free and due on demand.
[3]	As of December 31, 2023, the balance due from New Century International Homes Pte. Ltd. represented the temporary advances by the Company for non-trade purpose. The amount is unsecured, interest-free and due on demand. Subsequently, in March 2024, these temporary advances were fully repaid by New Century International Homes Pte. Ltd., the former shareholder.
[4]	As of December 31, 2024, the balances due from Hwa Tat Lee Japan Co., Ltd and HTL Korea Co., Ltd represented trade receivable under the normal course of business. The amounts are unsecured, interest-free and due on demand.